INCOME TAXES	12 Months Ended
May 31, 2020
Income Taxes [Abstract]
INCOME TAXES
9. INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	May 31	May 31
For the year ended	2020	2019
Loss before income taxes	$(6,132,721)	$(2,087,058)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery) at statutory income tax rate	(1,655,835)	(538,035)
Difference between Canadian and foreign tax rate	(18,518)	(14,573)
Permanent differences	655,814	246,212
Changes in unrecognized deferred tax assets	525,928	721,316
Other adjustments	127,750	(58,489)
Total income tax expense	$(364,861)	$356,431

Current income tax expense (recovery)	$(128,718)	$408,524
Deferred income tax expense (recovery)	$(236,143)	$(52,093)

The composition of the Company’s net deferred income tax asset (liability) that has been recognized is as follows:

	May 31	May 31
Deferred income tax assets (liabilities)	2020	2019
Deferred tax assets:
Mineral expenditures and capital assets	$1,548,158	$1,519,734
Share issue costs	170,052	182,079
Non-capital losses and others	5,089,446	3,437,319
Unrecognized deferred tax assets	6,807,656	5,139,132
	(6,284,425)	(5,139,132)
Deferred tax liabilities	(1,183,536)	(145,221)
Net deferred income tax asset (liability)	$(660,305)	$(145,221)

The Company's significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets are as follows:

	May 31	Expiry	May 31	Expiry
	2020	date range	2019	date range
Mineral expenditures and capital assets	$5,733,918	No expiry date	$5,752,246	No expiry date
Share issue costs	629,923	2022 to 2025	674,367	2022 to 2024
Non-capital losses and other	19,633,365	2026 to 2040	15,487,395	2026 to 2039

Tax attributes are subject to review, and potential adjustments, by tax authorities.